Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Changes In Benefit Obligations And Plan Assets

	Pension Benefits		Other Postretirement Benefits
	2011	2012	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$71,946	$113,914	$18,910	$23,786
Service cost	9,628	12,222	430	396
Interest cost	4,343	4,862	999	821
Plan participants’ contributions	—	—	185	221
Actuarial loss	30,561	15,975	3,950	4,751
Benefits paid	(2,368)	(4,270)	(688)	(760)
Plan amendment	—	—	—	(16,020)
Settlement	(196)	—	—	—
Benefit obligation at end of year	113,914	142,703	23,786	13,195
Change in plan assets:
Fair value of plan assets at beginning of year	61,418	70,052	—	—
Employer contributions	9,389	13,336	503	539
Plan participants’ contributions	—	—	185	221
Actual return on plan assets	1,809	7,988	—	—
Benefits paid	(2,368)	(4,270)	(688)	(760)
Settlement	(196)	—	—	—
Fair value of plan assets at end of year	70,052	87,106	—	—
Funded status at end of year	$(43,862)	$(55,597)	$(23,786)	$(13,195)
Accumulated benefit obligation	$79,659	$101,233

Amounts Recognized In Consolidated Balance Sheets

	Pension Benefits		Other Postretirement Benefits
	2011	2012	2011	2012
Amounts recognized in consolidated balance sheet:
Current accrued benefit cost	$—	$—	$(568)	$(658)
Long-term pension and benefit cost	(43,862)	(55,597)	(23,218)	(12,537)
	(43,862)	(55,597)	(23,786)	(13,195)
Accumulated other comprehensive loss:
Net actuarial loss	42,451	51,899	7,688	11,418
Prior service cost (credit)	647	340	(424)	(14,473)
	43,098	52,239	7,264	(3,055)
Net amount recognized in consolidated balance sheet	$(764)	$(3,358)	$(16,522)	$(16,250)

Consolidated Net Periodic Benefit Costs

	Pension Benefits			Other Postretirement Benefits
	2010	2011	2012	2010	2011	2012
Components of net periodic pension and postretirement benefit expense:
Service cost	$6,720	$9,628	$12,222	$319	$430	$396
Interest cost	3,341	4,343	4,862	992	999	821
Expected return on plan assets	(3,552)	(4,357)	(5,066)	—	—	—
Amortization of prior service cost (credit)	307	307	307	(851)	(851)	(1,971)
Amortization of actuarial loss	517	1,424	3,605	133	167	1,021
Settlement cost	—	70	—	—	—	—
Net periodic expense	$7,333	$11,415	$15,930	$593	$745	$267

Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Loss

	Pension Benefits		Other Postretirement Benefits
	2011	2012	2011	2012
Other changes in plan assets and benefit obligations recognized in other comprehensive loss:
Net actuarial loss	$33,108	$13,053	$3,950	$4,751
Plan amendment	—	—	—	(16,020)
Amortization of actuarial loss	(1,424)	(3,605)	(167)	(1,021)
Amortization of prior service credit (cost)	(307)	(307)	851	1,971
Recognition of settlement cost	(70)	—	—	—
Total recognized in other comprehensive loss	31,307	9,141	4,634	(10,319)
Net periodic expense	11,415	15,930	745	267
Total recognized in net periodic benefit cost and other comprehensive loss	$42,722	$25,071	$5,379	$(10,052)

Weighted-Average Rate Assumptions Used For Benefit Obligations

	Pension Benefits		Other Postretirement Benefits
	2011	2012	2011	2012
Discount rate—Salaried plan	4.39%	4.00%	n/a	n/a
Discount rate—USW plan	4.00%	3.39%	n/a	n/a
Discount rate—IUOE plan	4.37%	3.99%	n/a	n/a
Discount rate—Other Postretirement Benefits	n/a	n/a	4.38%	3.58%
Rate of compensation increase—Salaried plan	5.00%	5.00%	n/a	n/a
Rate of compensation increase—USW plan	4.50%	3.50%	n/a	n/a
Rate of compensation increase—IUOE plan	5.00%	5.00%	n/a	n/a

Weighted-Average Rate Assumptions Used For Net Pension And Other Postretirement Benefit Expense

	Pension Benefits			Other Postretirement Benefits
	2010	2011	2012	2010	2011	2012
Discount rate—Salaried plan	5.79%	5.54%	4.39%	n/a	n/a	n/a
Discount rate—USW plan	5.72%	5.07%	4.00%	n/a	n/a	n/a
Discount rate—IUOE plan	5.67%	5.52%	4.37%	n/a	n/a	n/a
Discount rate—Other Postretirement Benefits	n/a	n/a	n/a	5.97%	5.56%	3.75%
Rate of compensation increase—Salaried plan	5.00%	5.00%	5.00%	n/a	n/a	n/a
Rate of compensation increase—USW plan	4.50%	4.50%	3.50%	n/a	n/a	n/a
Rate of compensation increase—IUOE plan	5.00%	5.00%	5.00%	n/a	n/a	n/a
Expected rate of return on plan assets—Salaried plan	6.80%	6.80%	6.80%	n/a	n/a	n/a
Expected rate of return on plan assets—USW plan	6.80%	6.80%	6.80%	n/a	n/a	n/a
Expected rate of return on plan assets—IUOE plan	3.25%	3.25%	6.80%	n/a	n/a	n/a

Changes In Assumed Health Care Cost Trend Rates

	1% Increase	1% Decrease
Change in total of service and interest cost components	$138	$110
Change in postretirement benefit obligation	$2,441	$1,942

Fair Value Of Pension Plan Assets

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Domestic Equity Securities(a):
Small-cap fund	$1,342	$1,342	$—	$—
Mid-cap fund	1,343	1,343	—	—
Large-cap fund	10,477	10,477	—	—
International equity fund	5,642	5,642	—	—
Fixed Income Securities(a):
Short-term bond funds	2,751	2,751	—	—
Intermediate-term bond funds	10,168	10,168	—	—
Long-term investment grade bond fund	31,474	31,474	—	—
Other:
Short-term investment fund	6,455	6,455	—	—
Group annuity contract	400	—	—	400
Fair value of plan assets	$70,052	$69,652	$—	$400

(a) We hold equity and fixed income securities through investments in mutual funds, which are dedicated to each category as indicated.

The fair value of the pension plan assets at December 31, 2012 were as follows (in thousands):

Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Domestic Equity Securities(a):
Small-cap fund	$1,726	$1,726	$—	$—
Mid-cap fund	1,708	1,708	—	—
Large-cap fund	12,810	12,810	—	—
International equity fund	8,019	8,019	—	—
Fixed Income Securities(a):
Short-term bond fund	2,824	2,824	—	—
Intermediate-term bond funds	16,677	16,677	—	—
Long-term investment grade bond fund	40,370	40,370	—	—
Other:
Short-term investment fund	2,614	2,614	—	—
Group annuity contract	358	—	—	358
Fair value of plan assets	$87,106	$86,748	$—	$358

(a) We hold equity and fixed income securities through investments in mutual funds, which are dedicated to each category as indicated.

Fair Value Of Annuity Contract With Unobservable Inputs

	2011	2012
Beginning balance	$432	$400
Actual return on plan assets:
Relating to assets still held at the reporting date	31	16
Purchases, issuances, sales and settlements:
Settlements	(63)	(58)
Ending balance	$400	$358

Schedule Of Investment Strategies For Pension Plan Assets

Asset Category	Fund’s Investment Strategy
Domestic Equity Securities:
Small-cap fund	Seeks to track performance of the Morgan Stanley Country Index (“MSCI”) US Small Cap 1750 Index
Mid-cap fund	Seeks to track performance of the MSCI US Mid Cap 450 Index
Large-cap fund	Seeks to track performance of the Standard & Poor’s 500 Index
International equity fund	Seeks long-term growth of capital by investing 80% of assets in international equities

Fixed Income Securities:
Short-term bond fund	Seeks current income with limited price volatility through investment in primarily high quality corporate bonds
Intermediate-term bond funds	Seeks to track performance of bond indexes representing fixed income securities having maturities greater than one year
Long-term investment grade bond fund	Seeks high and sustainable current income through investment in long-term high grade bonds

Other:
Short-term investment fund	Invests primarily in high quality commercial paper and government securities
Group annuity contract	Guarantees a specified return based on a specified index

Schedule Of Plan Asset Allocations

	2011		2012
	Actual(a)	Target	Actual(a)	Target
Equity securities	27%	30%	28%	30%
Debt securities	64%	67%	69%	67%
Other	9%	3%	3%	3%

(a)
Cash contributions of $9.4 million and $13.3 million were made to the pension plans during 2011 and 2012, respectively. Amounts contributed in 2011 and 2012 in excess of benefit payments made were to be invested in debt and equity securities over a twelve-month period, with the amounts that remained uninvested as of December 31, 2011 and 2012 scheduled for investment in accordance with the target. Excluding these uninvested cash amounts, the actual allocation percentages at December 31, 2011 would have been 30% equity securities and 70% debt securities and at December 31, 2012, would have been 29% equity securities and 71% debt securities. In 2013, we will invest these uninvested cash amounts to bring the total asset allocation in line with the target allocation.

Expected Benefit Payments

	Pension Benefits	Other Postretirement Benefits
2013	$4,590	$659
2014	$5,446	$663
2015	$5,053	$710
2016	$5,923	$673
2017	$8,662	$726
2018 through 2022	$50,959	$4,369